UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:

Alternative Access
First Priority
CLO Bond ETF
AAA
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about the Alternative Access First Priority CLO Bond ETF (“Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at https://www.aafetfs.com/. You can also request this information by contacting us at (303) 623-2577.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alternative Access First Priority CLO Bond ETF (AAA)	$13	0.25%[1]
[1]	Annualized.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$22,448,179
Total number of portfolio holdings	42
Portfolio turnover rate as of the end of the reporting period	19%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net asset of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
Wellfleet CLO Ltd., Series 2024-1A, 6.912%, 7/18/2037	4.5%
Rockford Tower CLO Ltd., Series 2024-1A, 6.937%, 4/20/2037	4.5%
CIFC Funding Ltd., Series 2019-6A, 6.778%, 7/18/2037	4.5%
Neuberger Berman Loan Advisers CLO XXXIX Ltd., Series 2020-39A, 6.812%, 4/20/2038	4.5%
LCM XLI Ltd., Series 41A, 6.761%, 4/15/2036	4.5%
Regatta VI Funding Ltd., Series 2016-1A, 6.704%, 4/20/2034	4.0%
LCM XXXII Ltd., Series 32A, 6.654%, 7/20/2034	4.0%
Battalion CLO X Ltd., Series 2016-10A, 6.715%, 1/25/2035	3.9%
Symphony CLO XXXV Ltd., Series 2022-35A, 6.983%, 10/24/2036	3.6%
Voya CLO Ltd., Series 2022-3A, 6.982%, 10/20/2036	3.4%
Asset Allocation
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.aafetfs.com/. You can also request this information by contacting us at (303) 623-2577.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (303) 623-2577 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Alternative Access First Priority CLO Bond ETF

(AAA)

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION

SEPTEMBER 30, 2024

Alternative Access First Priority CLO Bond ETF

A series of Investment Managers Series Trust II

Table of Contents

Item 7. Financial Statements and Financial Highlights	1
Schedule of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements
Item 8. Changes in and Disagreements with Accountants
Item 9. Proxy Disclosures
Item 10. Remuneration Paid to Directors, Officers, and Others
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

This report and the financial statements contained herein are provided for the general information of the shareholders of the Alternative Access First Priority CLO Bond ETF (the “ETF”). This report is not authorized for distribution to prospective investors in the ETFs unless preceded or accompanied by an effective shareholder report and prospectus.

www.aafetfs.com

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Alternative Access First Priority CLO Bond ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2024 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 92.7%
$350,000	AIMCO CLO Series 2017-AA, 6.594%, (3-Month Term SOFR+131.16 basis points), 4/20/2034[1,2,3]	$350,202
450,000	Allegro CLO XIV Ltd. Series 2021-2A, 6.723%, (3-Month Term SOFR+142.16 basis points), 10/15/2034[1,2,3]	450,512
125,469	AMMC CLO XI Ltd. Series 2012-11A, 6.527%, (3-Month Term SOFR+127.16 basis points), 4/30/2031[1,2,3]	125,604
95,757	AMMC CLO XVIII Ltd. Series 2016-18A, 6.433%, (3-Month Term SOFR+136.16 basis points), 5/26/2031[1,2,3]	96,036
250,000	Bain Capital Credit CLO Ltd. Series 2023-3A, 7.083%, (3-Month Term SOFR+180 basis points), 7/24/2036[1,2,3]	251,346
	Barings CLO Ltd.
142,088	Series 2015-2A, 6.734%, (3-Month Term SOFR+145.16 basis points), 10/20/2030[1,2,3]	142,176
650,000	Series 2019-2A, 6.733%, (3-Month Term SOFR+143.16 basis points), 4/15/2036[1,2,3]	650,335
875,000	Battalion CLO X Ltd. Series 2016-10A, 6.715%, (3-Month Term SOFR+143.16 basis points), 1/25/2035[1,2,3]	876,191
250,000	Battalion CLO XX Ltd. Series 2021-20A, 6.743%, (3-Month Term SOFR+144.16 basis points), 7/15/2034[1,2,3]	250,201
450,000	BlueMountain CLO Ltd. Series 2016-2A, 6.510%, (3-Month Term SOFR+138.16 basis points), 8/20/2032[1,2,3]	450,399
470,000	BlueMountain CLO XXIV Ltd. Series 2019-24A, 6.644%, (3-Month Term SOFR+136.16 basis points), 4/20/2034[1,2,3]	470,564
250,000	CBAM Ltd. Series 2017-2A, 6.737%, (3-Month Term SOFR+145.16 basis points), 7/17/2034[1,2,3]	250,296
	CIFC Funding Ltd.
250,000	Series 2014-4RA, 6.717%, (3-Month Term SOFR+143.16 basis points), 1/17/2035[1,2,3]	250,128
1,000,000	Series 2019-6A, 6.778%, (3-Month Term SOFR+145 basis points), 7/18/2037[1,2,3]	1,003,021
665,000	Dryden CLO Ltd. Series 2021-87A, 6.490%, (3-Month Term SOFR+136.16 basis points), 5/20/2034[1,2,3]	665,462
500,000	Eaton Vance CLO Ltd. Series 2013-1A, 6.813%, (3-Month Term SOFR+151.16 basis points), 1/15/2034[1,2,3]	500,246

Alternative Access First Priority CLO Bond ETF

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$500,000	Generate CLO VII Ltd. Series 8A, 6.744%, (3-Month Term SOFR+146.16 basis points), 10/20/2034[1,2,3]	$501,143
520,000	Golub Capital Partners CLO Ltd. Series 2023-66A, 7.235%, (3-Month Term SOFR+195 basis points), 4/25/2036[1,2,3]	522,506
400,000	Invesco U.S. CLO Ltd. Series 2023-3A, 7.101%, (3-Month Term SOFR+180 basis points), 7/15/2036[1,2,3]	402,293
1,000,000	LCM XLI Ltd. Series 41A, 6.761%, (3-Month Term SOFR+146 basis points), 4/15/2036[1,2,3]	1,000,653
144,238	LCM XVIII LP Series 18A, 6.564%, (3-Month Term SOFR+128.16 basis points), 4/20/2031[1,2,3]	144,398
900,000	LCM XXXII Ltd. Series 32A, 6.654%, (3-Month Term SOFR+137.16 basis points), 7/20/2034[1,2,3]	900,931
750,000	MP CLO VIII Ltd. Series 2015-2A, 6.725%, (3-Month Term SOFR+146.16 basis points), 4/28/2034[1,2,3]	751,074
1,000,000	Neuberger Berman Loan Advisers CLO XXXIX Ltd. Series 2020-39A, 6.812%, (3-Month Term SOFR+153 basis points), 4/20/2038[1,2,3]	1,002,470
200,000	Oaktree CLO Ltd. Series 2020-1A, 6.713%, (3-Month Term SOFR+141.16 basis points), 7/15/2034[1,2,3]	200,239
42,480	Palmer Square CLO Ltd. Series 2014-1A, 6.677%, (3-Month Term SOFR+0.00 basis points), 1/17/2031[1,2,3]	42,789
750,000	Pikes Peak CLO IV Series 2019-4A, 6.763%, (3-Month Term SOFR+146.16 basis points), 7/15/2034[1,2,3]	750,037
250,000	Recette CLO Ltd. Series 2015-1A, 6.624%, (3-Month Term SOFR+134.16 basis points), 4/20/2034[1,2,3]	250,147
900,000	Regatta VI Funding Ltd. Series 2016-1A, 6.704%, (3-Month Term SOFR+142.16 basis points), 4/20/2034[1,2,3]	901,357
	Rockford Tower CLO Ltd.
300,000	Series 2021-1A, 6.714%, (3-Month Term SOFR+143.16 basis points), 7/20/2034[1,2,3]	300,387
1,000,000	Series 2024-1A, 6.937%, (3-Month Term SOFR+161 basis points), 4/20/2037[1,2,3]	1,003,796
201,689	Shackleton CLO Ltd. Series 2013-4RA, 6.563%, (3-Month Term SOFR+126.16 basis points), 4/13/2031[1,2,3]	201,830

Alternative Access First Priority CLO Bond ETF

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2024 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$400,000	Sound Point CLO XXIII Series 2019-2A, 6.733%, (3-Month Term SOFR+143.16 basis points), 7/15/2034[1,2,3]	$400,225
307,000	Symphony CLO XXXII Ltd. Series 2022-32A, 6.603%, (3-Month Term SOFR+132 basis points), 4/23/2035[1,2,3]	307,181
800,000	Symphony CLO XXXV Ltd. Series 2022-35A, 6.983%, (3-Month Term SOFR+170 basis points), 10/24/2036[1,2,3]	803,320
450,000	TCW CLO Ltd. Series 2022-1A, 6.619%, (3-Month Term SOFR+134 basis points), 4/22/2033[1,2,3]	450,540
250,000	Thompson Park CLO Ltd. Series 2021-1A, 6.563%, (3-Month Term SOFR+126.16 basis points), 4/15/2034[1,2,3]	250,312
300,000	Vibrant CLO XI Ltd. Series 2019-11A, 6.664%, (3-Month Term SOFR+138.16 basis points), 7/20/2032[1,2,3]	300,251
750,000	Voya CLO Ltd. Series 2022-3A, 6.982%, (3-Month Term SOFR+170 basis points), 10/20/2036[1,2,3]	753,086
	Wellfleet CLO Ltd.
375,000	Series 2021-2A, 6.763%, (3-Month Term SOFR+146.16 basis points), 7/15/2034[1,2,3]	375,351
500,000	Series 2021-3A, 6.753%, (3-Month Term SOFR+145.16 basis points), 1/15/2035[1,2,3]	501,023
1,000,000	Series 2024-1A, 6.912%, (3-Month Term SOFR+159 basis points), 7/18/2037[1,2,3]	1,005,673

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $20,758,044)	20,805,731

	TOTAL INVESTMENTS — 92.7%
	(Cost $20,758,044)	20,805,731

	Other Assets in Excess of Liabilities — 7.3%	1,642,448

	TOTAL NET ASSETS — 100.0%	$22,448,179

LP – Limited Partnership

[1]	Callable.
[2]	Floating rate security.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $20,805,731, which represents 92.7% of total net assets of the Fund.

See accompanying Notes to Financial Statements.

Alternative Access First Priority CLO Bond ETF

STATEMENT OF ASSETS AND LIABILITIES

As of September 30, 2024 (Unaudited)

Assets:
Investments, at value (cost $20,758,044)	$20,805,731
Cash	1,437,243
Receivables:
Interest	309,536
Other Receivables	17,001
Total assets	22,569,511

Liabilities:
Payables:
Distributions payable	116,966
Advisory fees	4,366
Total liabilities	121,332

Net Assets	$22,448,179

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$22,552,728
Total distributable earnings (accumulated deficit)	(104,549)
Net Assets	$22,448,179

Shares of beneficial interest issued and outstanding	900,000
Net asset value per share	$24.94

See accompanying Notes to Financial Statements.

Alternative Access First Priority CLO Bond ETF

STATEMENT OF OPERATIONS

For the Year Ended September 30, 2024 (Unaudited)

Investment Income:
Interest	$747,212
Total investment income	747,212

Expenses:
Advisory fees	27,854
Total expenses	27,854
Net investment income (loss)	719,358

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	3,017
Net change in unrealized appreciation/depreciation on investments	(21,925)
Net realized and unrealized gain (loss)	(18,908)

Net Increase (Decrease) in Net Assets from Operations	$700,450

See accompanying Notes to Financial Statements.

Alternative Access First Priority CLO Bond ETF^

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended September 2024 (Unaudited)	For the Year Ended March 31, 2024	For the Period Ended March 31, 2023*	For the Year Ended July 31, 2022
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$719,358	$636,949	$236,358	$127,189
Net realized gain (loss) on investments	3,017	(246)	(15,473)	(136,062)
Net change in unrealized appreciation/depreciation on investments	(21,925)	131,594	69,786	(160,596)
Net increase (decrease) in net assets resulting from operations	700,450	768,297	290,671	(169,469)

Distributions to Shareholders:	(722,830)	(637,783)	(256,072)	(118,047)

Capital Transactions:
Net proceeds from shares sold	4,996,920	9,954,440	-	-
Cost of shares redeemed	-	-	-	(2,434,390)
Transaction fees (Note 2c)	12,492	24,886	-	6,086
Net increase (decrease) in net assets from capital share transactions	5,009,412	9,979,326	-	(2,428,304)

Total increase (decrease) in net assets	4,987,032	10,109,840	34,599	(2,715,820)

Net Assets:
Beginning of period	17,461,147	7,351,307	7,316,708	10,032,528
End of period	$22,448,179	$17,461,147	$7,351,307	$7,316,708

Capital Share Transactions:
Shares sold	200,000	400,000	-	-
Shares redeemed	-	-	-	(100,000)
Net increase (decrease) in capital share transactions	200,000	400,000	-	(100,000)

^	Financial information from September 8, 2020 through October 14, 2022 is for the AAF First Priority CLO Bond ETF, which was reorganized into the Alternative Access First Priority CLO Bond ETF (formerly, AXS First Priority CLO Bond ETF) as of the close of business on October 14, 2022. See Note 1 in the accompanying Notes to Financial Statements.
*	Fiscal year end changed to March 31, effective February 1, 2023.

See accompanying Notes to Financial Statements.

Alternative Access First Priority CLO Bond ETF^

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024	For the Period Ended March 31, 2023*	For the Year Ended July 31, 2022	For the Period Ended July 31, 2021**
Net asset value, beginning of period	$24.94	$24.50	$24.39	$25.08	$25.00
Income from Investment Operations:
Net investment income (loss)[1]	0.81	1.61	0.79	0.32	0.25
Net realized and unrealized gain (loss) on investments	(0.02)	0.33	0.17	(0.74)	0.02 [2]
Total from investment operations	0.79	1.94	0.96	(0.42)	0.27

Less Distributions:
From net investment income	(0.80)	(1.56)	(0.85)	(0.29)	(0.22)
From net realized gain	-	-	-	- [3]	-
Total distributions	(0.80)	(1.56)	(0.85)	(0.29)	(0.22)

Capital Share Transactions:
Transaction fees (Note 2c)[1]	0.01	0.06	-	0.02	0.03

Net asset value, end of period	$24.94	$24.94	$24.50	$24.39	$25.08

Total return[4,5]	3.26%[6]	8.42%	4.02%[6]	(1.60)%	1.21%[6]
Total return at market price[5,7]	3.25%[6]	8.93%	4.28%[6]	(1.73)%	0.98%[6]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$22,448	$17,461	$7,351	$7,317	$10,033

Ratio of expenses to average net assets:	0.25%[8]	0.25%	0.25%[8]	0.25%	0.25%[8]
Ratio of net investment income (loss) to average net assets:	6.47%[8]	6.47%	4.84%[8]	1.29%	1.11%[8]

Portfolio turnover rate[9]	19%[6]	28%	8%[6]	73%	34%[6]

^	Financial information from September 8, 2020 through October 14, 2022 is for the AAF First Priority CLO Bond ETF, which was reorganized into the Alternative Access First Priority CLO Bond ETF (formerly, AXS First Priority CLO Bond ETF) as of the close of business on October 14, 2022. See Note 1 in the accompanying Notes to Financial Statements.
*	Fiscal year end changed to March 31, effective February 1, 2023.
**	The Fund commenced operations on September 8, 2020.
[1]	Based on average shares outstanding during the period.
[2]	Due to timing of capital share transactions, the per share amount of net realized and unrealized gain (loss) on investments varies from the amounts shown in the Statement of Operations.
[3]	Amount represents less than $0.01 per share.
[4]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[5]	Total returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[6]	Not annualized.
[7]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on NYSE Arca, Inc. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on NYSE Arca, Inc.
[8]	Annualized.
[9]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

Alternative Access First Priority CLO Bond ETF

NOTES TO FINANCIAL STATEMENTS

September 30, 2024 (Unaudited)

Note 1 – Organization

Alternative Access First Priority CLO Bond ETF (the “Fund”) (formerly AXS First Priority CLO Bond ETF) is organized as a series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek capital preservation and income. The Fund is classified as a diversified Fund. The Fund is an actively managed ETF. Effective February 1, 2023, the Fund changed fiscal year end from July 31st to March 31st.

The Fund commenced investment operations on October 17, 2022. Prior to that date, the Fund acquired the assets and assumed the liabilities of the AAF First Priority CLO Bond ETF (the "Fund’s Predecessor Fund"), a series of Listed Funds Trust in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on April 21, 2022, by the Board of Listed Funds Trust on February 28, 2022, and by beneficial owners of the Fund’s Predecessor Fund on June 21, 2022. The tax-free reorganization was accomplished on October 14, 2022. As a result of the reorganization, the Fund assumed the performance and accounting history of the Fund’s Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Fund’s Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Fund’s Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

Shares Issued	Net Assets
300,000	$7,243,274

The net unrealized depreciation of investments transferred was $198,016 as of the date of the acquisition.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

Alternative Access First Priority CLO Bond ETF

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024 (Unaudited)

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date.

(c) Capital Share Transactions

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units”. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Fund Shares may only be purchased from or redeemed to the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral.

Alternative Access First Priority CLO Bond ETF

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024 (Unaudited)

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A fixed purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for the Fund is $250, regardless of the number of Creation Units created in the transaction.

A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund’s securities to the account of the Trust. The non-standard charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of the Fund’s securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for the Fund is $250, regardless of the number of Creation Units redeemed in the transaction.

(d) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Alternative Access First Priority CLO Bond ETF

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024 (Unaudited)

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(e) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of September 30, 2024, and during the prior open tax years, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Fund will make distributions of net investment income monthly and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limits its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Fund exceeds 15% of its NAV, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Fund’s written LRMP.

Alternative Access First Priority CLO Bond ETF

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024 (Unaudited)

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Alternative Access Funds, LLC (the “Advisor”). Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at an annual rate of 0.25% of the Fund’s average daily net assets. The Advisor has agreed to pay all expenses of the Fund except for the advisory fee, interest, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

Brown Brothers Harriman & Co. (“BBH”) serves as the Fund’s fund accountant, transfer agent and custodian. UMB Fund Services (“UMBFS”) and Mutual Fund Administration, LLC (“MFAC”) serve as the Fund’s co-administrators.

ALPS Distributors, Inc. serves as the Fund’s Distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust.

Note 4 – Federal Income Taxes

At September 30, 2024, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$20,758,044

Gross unrealized appreciation	$60,393
Gross unrealized depreciation	(12,706)
Net unrealized appreciation (depreciation) on investments	$47,687

As of March 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax distributable earnings	-

Accumulated capital and other losses	(151,781)

Net unrealized appreciation (depreciation) on investments	69,612
Total distributable earnings (deficit)	$(82,169)

Alternative Access First Priority CLO Bond ETF

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024 (Unaudited)

As of the tax year ended March 31, 2024, the Fund had non-expiring accumulated capital loss carryforwards as follows:

Short-Term	Long-Term	Total
$138,165	$13,616	$151,781

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

The tax character of distributions paid during the years ended March 31, 2024 and 2023 was as follows:

	March 31, 2024	March 31, 2023
Distributions paid from:
Ordinary income	$637,783	$256,072
Net long-term capital gains	-	-
Total distributions paid	$637,783	$256,072

Note 5 – Investment Transactions

For the six months ended September 30, 2024, the Fund’s purchases and sales of investments, excluding short-term investments, were $8,332,835 and $3,834,709, respectively.

Note 6 – Distribution and Service Plan

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of the Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust. The Board of Trustees has not authorized the Fund to make payments under the Distribution and Service Plan.  Currently, no payment is being made by the Fund.

Note 7 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Alternative Access First Priority CLO Bond ETF

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024 (Unaudited)

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2024, in valuing the Fund’s assets carried at fair value:

	Level 1*	Level 2	Level 3*	Total
Investments
Collateralized Mortgage Obligations	$-	$20,805,731	$-	$20,805,731
Total Investments	$-	$20,805,731	$-	$20,805,731

*	The Fund did not hold any Level 1 or 3 securities at period end.

Alternative Access First Priority CLO Bond ETF

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2024 (Unaudited)

Note 9 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 10 – New Accounting Pronouncements and Regulatory Updates

Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in the Fund’s streamlined shareholder reports but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Fund has adopted procedures in accordance with the SEC’s rules and form amendments.

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) - Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

Note 11 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Results of Shareholder Meeting

At a meeting held on July 11, 2024, shareholders of the Alternative Access First Priority CLO Bond ETF approved the New Advisory Agreement between Investment Managers Series Trust II (the “Trust”) and Alternative Access Funds, LLC. The percentage of share outstanding and entitled to vote that were present by proxy was 56.35%. The number of shares voted were as follows:

For	Against	Abstain	Total
466,118	7,212	33,882	507,212

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not Applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a) (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(a) (4) Not Applicable.

(a) (5) Not Applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President and Principal Executive Officer

Date	12/9/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President and Principal Executive Officer

Date	12/9/24

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	12/9/24